Leases - Amounts Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Depreciation expense of ROU assets	$ 131	$ 134	$ 146
Interest expense	2	0	2
Expense relating to short-term leases	100	63	43
Expense relating to low-value leases	3	2	2
Total	$ 236	$ 199	$ 193